PFPC Inc.
                           3200 Horizon Drive
                        King of Prussia, PA 19406
                            (610) 239-4500

                          RULE 497(j) LETTER

March 6, 2001

SECURITIES AND EXCHANGE COMMISSION
Judiciary Plaza
Public Filing Desk
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Re:   Spirit of America Investment Fund, Inc. (the "Registrant")
      No. 333-27925
      No. 811-08231

To the Staff of the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Registrant, please accept this letter as confirmation that the Prospectus and Statement of Additional Information for the Registrant do not differ from those contained in Post-Effective Amendment No. 4/6 (the "Amendment") to the Registration Statement on Form N-1A. This Amendment was filed pursuant to Rule 485 (b) and transmitted electronically via EDGAR on February 28, 2001.

Please contact the undersigned at the above number should you have any questions.

Sincerely,

/s/ Jeremy Steich

Jeremy Steich
Regulatory Administrator


cc:  Dan Chafetz, Spirit of America Management Co.